ACQUISITIONS AND DISPOSALS (Narrative) (Details)		1 Months Ended									12 Months Ended
	Oct. 08, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Oct. 18, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Sep. 29, 2016 CNY (¥)	Jan. 27, 2016 CNY (¥)	Jan. 25, 2016 CNY (¥)	Jan. 25, 2016 USD ($)	Dec. 18, 2007 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 28, 2012 CNY (¥)	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 29, 2018	Dec. 20, 2017	Oct. 18, 2017 USD ($)	Apr. 06, 2017 CNY (¥)	Jan. 25, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2015
Business Acquisition [Line Items]
Voting interest acquired																				100.00%
Total consideration	¥ 182,100,000	¥ 11,820,000		¥ 105,119,000		¥ 41,670,000					¥ 182,100			¥ 100,000,000	¥ 201,176,000
Other Payments to Acquire Businesses										¥ 29,600,000
Business Acquisition, Percentage of Voting Interests Acquired																				100.00%
Payments to Fund Operations of Acquiree																								¥ 1,000,000
Payments to Acquire Other Productive Assets											0	$ 0	¥ 6,705,000	3,025,000
Deposits Assets, Noncurrent		266,180,000									637,838,000		266,180,000			$ 92,770,000
Subscribed Amount to be Injected in Acquisition of Equity Interest																						¥ 388,500,000
Gain Loss On Disposal Beijing Century Friendship and BPMC																$ 9,046						¥ 58,854,000
Business Combination, Consideration Transferred	¥ 182,100,000	¥ 11,820,000		¥ 105,119,000		¥ 41,670,000					182,100			100,000,000	¥ 201,176,000
Equity Method Investment, Ownership Percentage	71.32%
Gain From Revaluation Of Equity Interest											28,846,000	4,195,000	¥ 0	¥ 0
Other Income [Member]
Business Acquisition [Line Items]
Gain On Revaluation Of Investment											¥ 21,697,000
Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage																		100.00%	26.06%
Partners' Capital Account, Contributions					¥ 262,999,000
Tianjin Jiatai Entity Management limited Partnership [Member]
Business Acquisition [Line Items]
Voting interest acquired		28.77%									78.31%		28.77%			78.31%	78.31%
Total consideration													¥ 106,500,000
Business Acquisition, Percentage of Voting Interests Acquired		28.77%									78.31%		28.77%			78.31%	78.31%
Business Combination, Consideration Transferred													¥ 106,500,000
Equity Method Investment, Ownership Percentage	22.82%
Partners' Capital Account, Contributions | $												$ 78.31
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Business Acquisition [Line Items]
Voting interest acquired		54.80%									55.00%		54.80%			55.00%
Total consideration													¥ 182,100,000
Business Acquisition, Percentage of Voting Interests Acquired		54.80%									55.00%		54.80%			55.00%
Business Combination, Consideration Transferred													¥ 182,100,000
Equity Method Investment, Ownership Percentage																		90.00%	35.20%
Beijing Proton Medical Center Co Ltd [Member]
Business Acquisition [Line Items]
Voting interest acquired											54.80%					54.80%
Business Acquisition, Percentage of Voting Interests Acquired											54.80%					54.80%
Equity Method Investment, Ownership Percentage																		55.00%	25.00%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Total consideration													388,500,000
Business Combination, Consideration Transferred													¥ 388,500,000
Equity Method Investment, Ownership Percentage																	100.00%	100.00%	21.69%
Licensing Agreements [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	¥ 164,440,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Licensing Agreements One [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	¥ 272,910,000
Lease Agreements [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	¥ 16,010,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	12 years
Shanghai Rongchi Medical Management Limited [Member]
Business Acquisition [Line Items]
Total consideration											¥ 388,500,000
Business Combination, Consideration Transferred											388,500,000
Equity Method Investment, Ownership Percentage	24.40%
ZR Guofu [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Contributions											746,001,000
ZR Guofu [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Contributions											¥ 746,000,000
JWYK [Member]
Business Acquisition [Line Items]
Percentage of equity interest transferred																									100.00%
Allcure Information [Member]
Business Acquisition [Line Items]
Recognized a gain on the disposal			¥ 59,000					¥ 3,341,000	$ 486,000
Disposal Group, Including Discontinued Operation, Consideration			¥ 3,000					¥ 8,594,000													$ 0		$ 1,250,000
Beijing Century Friendship and BPMC [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		21.69%											21.69%									78.31%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																						55.00%
Guofu Huimei [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											20.41%					20.41%
Beijing Proton Medical Center [Member]
Business Acquisition [Line Items]
Voting interest acquired							55.00%
Total consideration							¥ 100,600,000
Business Acquisition, Percentage of Voting Interests Acquired							55.00%
Payments to Acquire Other Productive Assets							¥ 99,851,000
Deposits Assets, Noncurrent																								¥ 70,000,000
Business Combination, Consideration Transferred							¥ 100,600,000